Computation of Basic and Diluted Income Per Share (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income (numerator):
Net income (loss) from continuing operations	$ 162,677,038	$ 103,186,528	$ (98,120,236)
Net income (loss) from discontinued operations		83,077,575	(111,612,420)
Income attributable to Focus Media Holding Limited Shareholders	$ 162,677,038	$ 184,273,477	$ (213,257,044)
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic income per share	671,401,000	707,846,570	651,654,345
Plus incremental weighted average ordinary shares from assumed conversions of stock options and restricted shares using treasury stock method	22,570,258	23,811,695
Weighted average ordinary shares outstanding used in computing diluted income per share	693,971,258	731,658,265	651,654,345
Income (loss) per share from continuing operations - basic	$ 0.24	$ 0.15	$ (0.15)
Income (loss) per share from continuing operations - diluted	$ 0.23	$ 0.14	$ (0.15)
Income (loss) per share from discontinued operations - basic		$ 0.12	$ (0.17)
Income (loss) per share from discontinued operations - diluted		$ 0.11	$ (0.17)
Net income per share - basic	$ 0.24	$ 0.26	$ (0.33)
Net income per share - diluted	$ 0.23	$ 0.25	$ (0.33)